INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) - Geographic Concentration [Member] - Revenue [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
External Customers [Member]
Segment Reporting Information [Line Items]
Percentage	100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage	42.00%	46.00%	49.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage	16.00%	17.00%	16.00%
Asia (other than japan) [Member]
Segment Reporting Information [Line Items]
Percentage	33.00%	27.00%	26.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	9.00%	10.00%	9.00%